Pensions and post retirement benefits - Deficit reduction contributions (Details) - United Kingdom Retirement Fund (UKRF) [member] £ in Millions	Dec. 31, 2017 GBP (£)
2017 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 740
2017 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,240	[1]
2018 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2018 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	740
2019 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2019 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	740
2020 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	500
2020 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	740
2021 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2021 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	240	[1]
2022 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2022 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0
2023 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2023 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0
2024 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2024 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0
2025 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2025 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	0
2026 [member] | Deficit contributions 30 September 2016 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	1,000
2026 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Deficit reduction contributions	£ 0

[1]

The 2017 deficit contributions from the 30 September 2013 valuation included up to £ 500 m payable if the deficit in 2017 exceeded a certain level. Of this £500m, £250m was paid during the first half of 2017. Following the agreement of the 30 September 2016 valuation recovery plan in July 2017, the remaining were no longer required.